CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities:
Net income		¥ 75,725	¥ 601,694	¥ 389,131
Less: Net income (loss) attributable to noncontrolling interests		(8,746)	24,086	26,691
Net income attributable to MHFG shareholders		84,471	577,608	362,440
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		355,164	179,158	171,202
Provision (credit) for loan losses		32,459	(126,362)	37,668
Investment losses (gains)-net		159,789	(297,157)	(333,270)
Equity in losses (earnings) of equity method investees-net	[1]	(29,172)	(24,342)	(26,785)
Foreign exchange losses (gains)-net		155,104	(251,613)	22,812
Deferred income tax expense (benefit)		(157,231)	60,011	(107,432)
Net change in trading account assets		2,776,764	992,084	4,867,508
Net change in trading account liabilities		(2,979,299)	(518,339)	(3,267,060)
Net change in loans held for sale		26,659	(54,530)	(5,574)
Net change in accrued income		(44,519)	(31,842)	7,087
Net change in accrued expenses		45,653	16,517	4,485
Other-net		235,177	(682,269)	(523,954)
Net cash provided by (used in) operating activities		661,019	(161,076)	1,209,127
Cash flows from investing activities:
Proceeds from sales of Available-for-sale securities	[2]	21,132,162	32,908,551	31,139,716
Proceeds from sales of Equity securities	[3]	3,973,437
Proceeds from maturities of Available-for-sale securities	[2]	15,673,340	13,819,828	7,100,083
Proceeds from maturities of Held-to-maturity securities		939,397	1,261,607	999,405
Purchases of Available-for-sale securities	[2]	(34,327,798)	(49,722,644)	(34,133,416)
Purchases of Held-to-maturity securities		(2,042)	(2,982)	(3,854)
Purchases of Equity securities	[3]	(3,429,923)
Proceeds from sales of loans		1,184,160	296,260	291,782
Net change in loans		(3,852,757)	(1,971,210)	(5,606,627)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		(2,971,007)	54,786	(1,481,661)
Proceeds from sales of premises and equipment		7,812	22,302	12,059
Purchases of premises and equipment		(157,714)	(292,201)	(430,913)
Cash and cash equivalents acquired in business combination				1,095
Proceeds from sales of investments in subsidiaries (affecting the scope of consolidation)		220	948
Cash outflow from deconsolidation of a subsidiary	[4]	(4,943,059)
Net cash used in investing activities		(6,773,772)	(3,624,755)	(2,112,331)
Cash flows from financing activities:
Net change in deposits		3,065,826	6,083,800	14,005,565
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions		1,703,606	(67,508)	(771,368)
Net change in due to trust accounts		(59,373)	(130,544)	(344,217)
Net change in other short-term borrowings		270,560	257,774	(589,512)
Proceeds from issuance of long-term debt		1,659,412	1,956,007	4,496,041
Repayment of long-term debt		(3,241,799)	(3,310,804)	(4,734,010)
Proceeds from noncontrolling interests		219,187	76,894	3,323
Payments to noncontrolling interests		(579)	(12,949)	(1,696)
Proceeds from issuance of common stock		3	3	6
Proceeds from sales of treasury stock		953	1	1
Purchases of treasury stock		(2,124)	(1,611)	(1,435)
Dividends paid		(190,413)	(190,382)	(190,031)
Dividends paid to noncontrolling interests		(16,874)	(8,054)	(2,914)
Net cash provided by financing activities		3,408,385	4,652,627	11,869,753
Effect of exchange rate changes on cash and cash equivalents		206,186	(282,846)	(29,583)
Net increase (decrease) in cash and cash equivalents		(2,498,182)	583,950	10,936,966
Cash and cash equivalents at beginning of fiscal year		48,170,921	47,586,971	36,650,005
Cash and cash equivalents at end of fiscal year		45,672,739	48,170,921	47,586,971
Supplemental disclosure of cash flow information:
Interest paid		1,268,412	818,593	582,947
Income taxes paid		175,615	172,891	246,802
Noncash investing activities:
Transfer of loans into loans held-for-sale		2,728	35,166	18,739
Investment in capital leases		871	¥ 6,586	12,467
Noncash assets acquired and liabilities assumed at fair value in business combination (Note 3):
Noncash assets acquired at fair value				80,176
Noncash liabilities assumed at fair value				¥ 25,893
Deconsolidation of Trust & Custody Services Bank Ltd (Note 1):
Decrease in total assets		8,990,604
of which Cash and cash equivalents		4,943,059
Decrease in total liabilities		8,958,535
of which Due to trust accounts		3,620,825
Noncash assets acquired at fair value in an equity method investee	[4]	¥ 25,311

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[2]	Proceeds from sales and maturities of Available-for-sale securities as well as Purchases of Available-for-sale securities include cash activity related to Other investments for the fiscal years ended March 31 2017 and 2018, the amounts of which are not significant.
[3]	Proceeds from sales of Equity securities as well as Purchases of Equity securities include cash activity related to Other investments for the fiscal year ended March 31 2019, the amounts of which are not significant.
[4]	The cash outflow was from deconsolidation of a subsidiary. See Note 1 "Basis of presentation and summary of significant accounting policies" for further details.